Shareholder Report, Holdings (Details)	Apr. 30, 2025
Fidelity Floating Rate High Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Floating Rate High Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Floating Rate High Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Floating Rate High Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Floating Rate High Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Floating Rate High Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Floating Rate High Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Floating Rate High Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Floating Rate High Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Floating Rate High Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Floating Rate High Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Floating Rate High Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Floating Rate High Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Floating Rate High Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	57.10%
Fidelity Floating Rate High Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Floating Rate High Income Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Floating Rate High Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Floating Rate High Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Floating Rate High Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Floating Rate High Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
Fidelity Floating Rate High Income Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Floating Rate High Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Floating Rate High Income Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Floating Rate High Income Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Floating Rate High Income Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Floating Rate High Income Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Floating Rate High Income Fund | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Floating Rate High Income Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Floating Rate High Income Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Floating Rate High Income Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Fidelity Floating Rate High Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Floating Rate High Income Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Floating Rate High Income Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Floating Rate High Income Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Floating Rate High Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Floating Rate High Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Value Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Value Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Value Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Value Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Value Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Value Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Value Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Value Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Advisor Value Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Value Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Value Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Value Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Value Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Value Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Value Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	87.20%
Fidelity Advisor Value Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Value Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Value Fund - Class M | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Value Fund - Class M | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Value Fund - Class M | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Advisor Value Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Capital & Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Capital & Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Capital & Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Capital & Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Capital & Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Capital & Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Capital & Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Capital & Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Capital & Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Capital & Income Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Capital & Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Capital & Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Capital & Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Advisor Capital & Income Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Advisor Capital & Income Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Capital & Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Capital & Income Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Advisor Capital & Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Capital & Income Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	90.80%
Fidelity Advisor Capital & Income Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Capital & Income Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Capital & Income Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Capital & Income Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital & Income Fund - Class Z | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Capital & Income Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Capital & Income Fund - Class Z | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Capital & Income Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital & Income Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital & Income Fund - Class Z | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Capital & Income Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Fidelity Advisor Capital & Income Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Capital & Income Fund - Class Z | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Capital & Income Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Capital & Income Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital & Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Value Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Value Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Value Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Value Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Value Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Value Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Value Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Value Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Advisor Value Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Value Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Value Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Value Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Value Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Value Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Value Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	87.20%
Fidelity Advisor Value Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Value Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Value Fund - Class Z | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Value Fund - Class Z | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Value Fund - Class Z | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Advisor Value Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Capital & Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Capital & Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Capital & Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Capital & Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Capital & Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Capital & Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Capital & Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Capital & Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Capital & Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Capital & Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Capital & Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Capital & Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Capital & Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Advisor Capital & Income Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Advisor Capital & Income Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Capital & Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Capital & Income Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Advisor Capital & Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Capital & Income Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	90.80%
Fidelity Advisor Capital & Income Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Capital & Income Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Capital & Income Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Capital & Income Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital & Income Fund - Class A | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Capital & Income Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Capital & Income Fund - Class A | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Capital & Income Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital & Income Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital & Income Fund - Class A | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Capital & Income Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Fidelity Advisor Capital & Income Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Capital & Income Fund - Class A | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Capital & Income Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Capital & Income Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital & Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Floating Rate High Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Floating Rate High Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Floating Rate High Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Floating Rate High Income Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Floating Rate High Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Floating Rate High Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Floating Rate High Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Floating Rate High Income Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	57.10%
Fidelity Advisor Floating Rate High Income Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Floating Rate High Income Fund - Class M | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Floating Rate High Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Floating Rate High Income Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Floating Rate High Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Floating Rate High Income Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
Fidelity Advisor Floating Rate High Income Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Floating Rate High Income Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Floating Rate High Income Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class M | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Floating Rate High Income Fund - Class M | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Floating Rate High Income Fund - Class M | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Floating Rate High Income Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Floating Rate High Income Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Floating Rate High Income Fund - Class M | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Fidelity Advisor Floating Rate High Income Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Floating Rate High Income Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Floating Rate High Income Fund - Class M | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Floating Rate High Income Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Floating Rate High Income Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Floating Rate High Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Capital & Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Capital & Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Capital & Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Capital & Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Capital & Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Capital & Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Capital & Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Capital & Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Capital & Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Capital & Income Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Capital & Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Capital & Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Capital & Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Advisor Capital & Income Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Advisor Capital & Income Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Capital & Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Capital & Income Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Advisor Capital & Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Capital & Income Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	90.80%
Fidelity Advisor Capital & Income Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Capital & Income Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Capital & Income Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Capital & Income Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital & Income Fund - Class C | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Capital & Income Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Capital & Income Fund - Class C | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Capital & Income Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital & Income Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital & Income Fund - Class C | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Capital & Income Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Fidelity Advisor Capital & Income Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Capital & Income Fund - Class C | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Capital & Income Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Capital & Income Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital & Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Floating Rate High Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Floating Rate High Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Floating Rate High Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Floating Rate High Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Floating Rate High Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Floating Rate High Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Floating Rate High Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Floating Rate High Income Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	57.10%
Fidelity Advisor Floating Rate High Income Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Floating Rate High Income Fund - Class I | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Floating Rate High Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Floating Rate High Income Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Floating Rate High Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Floating Rate High Income Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
Fidelity Advisor Floating Rate High Income Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Floating Rate High Income Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Floating Rate High Income Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Floating Rate High Income Fund - Class I | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Floating Rate High Income Fund - Class I | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Floating Rate High Income Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Floating Rate High Income Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Floating Rate High Income Fund - Class I | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Fidelity Advisor Floating Rate High Income Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Floating Rate High Income Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Floating Rate High Income Fund - Class I | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Floating Rate High Income Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Floating Rate High Income Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Floating Rate High Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Value Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Value Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Value Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Value Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Value Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Value Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Value Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Value Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Advisor Value Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Value Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Value Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Value Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Value Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Value Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Value Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	87.20%
Fidelity Advisor Value Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Value Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Value Fund - Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Value Fund - Class A | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Value Fund - Class A | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Advisor Value Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Floating Rate High Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Floating Rate High Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Floating Rate High Income Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Floating Rate High Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Floating Rate High Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Floating Rate High Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Floating Rate High Income Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	57.10%
Fidelity Advisor Floating Rate High Income Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Floating Rate High Income Fund - Class C | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Floating Rate High Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Floating Rate High Income Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Floating Rate High Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Floating Rate High Income Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
Fidelity Advisor Floating Rate High Income Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Floating Rate High Income Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Floating Rate High Income Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Floating Rate High Income Fund - Class C | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Floating Rate High Income Fund - Class C | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Floating Rate High Income Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Floating Rate High Income Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Floating Rate High Income Fund - Class C | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Fidelity Advisor Floating Rate High Income Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Floating Rate High Income Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Floating Rate High Income Fund - Class C | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Floating Rate High Income Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Floating Rate High Income Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Floating Rate High Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Capital & Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Capital & Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Capital & Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Capital & Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Capital & Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Capital & Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Capital & Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Capital & Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Capital & Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Capital & Income Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Capital & Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Capital & Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Capital & Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Advisor Capital & Income Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Advisor Capital & Income Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Capital & Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Capital & Income Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Advisor Capital & Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Capital & Income Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	90.80%
Fidelity Advisor Capital & Income Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Capital & Income Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Capital & Income Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Capital & Income Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital & Income Fund - Class M | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Capital & Income Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Capital & Income Fund - Class M | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Capital & Income Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital & Income Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital & Income Fund - Class M | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Capital & Income Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Fidelity Advisor Capital & Income Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Capital & Income Fund - Class M | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Capital & Income Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Capital & Income Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital & Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Capital & Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Capital & Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Capital & Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Capital & Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Capital & Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Capital & Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Capital & Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Capital & Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Capital & Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Capital & Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Capital & Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Capital & Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Capital & Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Fidelity Advisor Capital & Income Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Advisor Capital & Income Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Capital & Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Capital & Income Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Advisor Capital & Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Capital & Income Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	90.80%
Fidelity Advisor Capital & Income Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Capital & Income Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Capital & Income Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Capital & Income Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital & Income Fund - Class I | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Capital & Income Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Capital & Income Fund - Class I | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Capital & Income Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Capital & Income Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital & Income Fund - Class I | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Capital & Income Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Fidelity Advisor Capital & Income Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Capital & Income Fund - Class I | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Capital & Income Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Capital & Income Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Capital & Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Value Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Value Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Value Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Value Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Value Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Value Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Value Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Value Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Advisor Value Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Value Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Value Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Value Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Value Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Value Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Value Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	87.20%
Fidelity Advisor Value Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Value Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Value Fund - Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Value Fund - Class I | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Value Fund - Class I | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Advisor Value Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Value Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Value Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Value Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Value Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Advisor Value Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Value Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Advisor Value Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Value Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Advisor Value Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Value Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Value Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Value Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Value Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Value Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Value Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	87.20%
Fidelity Advisor Value Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Value Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Value Fund - Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Value Fund - Class C | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Value Fund - Class C | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Advisor Value Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Floating Rate High Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Floating Rate High Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Floating Rate High Income Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Floating Rate High Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Floating Rate High Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Floating Rate High Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Floating Rate High Income Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	57.10%
Fidelity Advisor Floating Rate High Income Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Floating Rate High Income Fund - Class Z | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Floating Rate High Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Floating Rate High Income Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Floating Rate High Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Floating Rate High Income Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
Fidelity Advisor Floating Rate High Income Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Floating Rate High Income Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Floating Rate High Income Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class Z | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Floating Rate High Income Fund - Class Z | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Floating Rate High Income Fund - Class Z | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Floating Rate High Income Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Floating Rate High Income Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Floating Rate High Income Fund - Class Z | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Fidelity Advisor Floating Rate High Income Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Floating Rate High Income Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Floating Rate High Income Fund - Class Z | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Floating Rate High Income Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Floating Rate High Income Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Floating Rate High Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Floating Rate High Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Floating Rate High Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Floating Rate High Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Floating Rate High Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Floating Rate High Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Floating Rate High Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Floating Rate High Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Floating Rate High Income Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	57.10%
Fidelity Advisor Floating Rate High Income Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Floating Rate High Income Fund - Class A | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Floating Rate High Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Floating Rate High Income Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Floating Rate High Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Floating Rate High Income Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
Fidelity Advisor Floating Rate High Income Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Floating Rate High Income Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Floating Rate High Income Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Floating Rate High Income Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Floating Rate High Income Fund - Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Floating Rate High Income Fund - Class A | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Floating Rate High Income Fund - Class A | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Floating Rate High Income Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Floating Rate High Income Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Floating Rate High Income Fund - Class A | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Fidelity Advisor Floating Rate High Income Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Floating Rate High Income Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Floating Rate High Income Fund - Class A | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Floating Rate High Income Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Floating Rate High Income Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Floating Rate High Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%